Goodwill and other intangibles - Changes to balance and allocations of goodwill in acquisitions (Details) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2020 ZAR (R)	Jun. 30, 2024 ZAR (R)	Feb. 04, 2022 ZAR (R)	May 04, 2017 ZAR (R)	May 04, 2017 USD ($)
Goodwill
Balance at beginning of the year	R 499	R 8,241	R 7,727
Goodwill on acquisition of subsidiaries	283	0	23
Impairment	0	(8,435)	0
Foreign currency translation	0	693	491
Carrying value at end of the year	782	499	8,241
Other intangibles
Balance at beginning of the year	3	81
Impairment	0	86	0
Balance at end of the year	1,276	3	81
Total goodwill and other intangibles	2,058	502	8,322
Goodwill	782	499	8,241
Manufacturer relationships
Other intangibles
Balance at end of the year	R 1,146
Remaining amortisation period	9 years
Cost
Other intangibles
Balance at beginning of the year	R 98	86	0
Intangible assets acquired on acquisition of subsidiaries	1,397	0	83
Additions	4	0	0
Foreign currency translation	(3)	12	3
Balance at end of the year	1,496	98	86
Accumulated amortisation and impairment
Other intangibles
Balance at beginning of the year	(95)	(5)	0
Foreign currency translation	1	0	0
Impairment	0	(86)	0
Charge for the year	126	4	5
Balance at end of the year	(220)	(95)	R (5)
SFA Oxford Limited
Goodwill
Balance at beginning of the year	63			R 123
Carrying value at end of the year		63
Other intangibles
Goodwill		63
SFA Oxford Limited | SGL corporate
Goodwill
Balance at beginning of the year				60
Impairment		(60)
Other intangibles
Goodwill
SFA Oxford Limited | Rustenburg operation
Goodwill
Balance at beginning of the year				44
Other intangibles
Goodwill
SFA Oxford Limited | Kroondal
Goodwill
Balance at beginning of the year				18
Other intangibles
Goodwill
Qinisele Resources
Goodwill
Goodwill on acquisition of subsidiaries				54
Cooke Acquisition
Goodwill
Goodwill on acquisition of subsidiaries				R 737
Aquarius Acquisition
Goodwill
Impairment	0
Carrying value at end of the year	401
Other intangibles
Goodwill	401
Aquarius Acquisition | Rustenburg operation
Goodwill
Goodwill on acquisition of subsidiaries	267
Aquarius Acquisition | Kroondal
Goodwill
Goodwill on acquisition of subsidiaries	134
Stillwater Mining Company
Goodwill
Impairment		R (8,352)
Other intangibles
Goodwill							R 5,874	$ 450
Drdgold Limited
Goodwill
Impairment	0
Carrying value at end of the year	35
Other intangibles
Goodwill	35
Sandouville
Other intangibles
Goodwill						R 23
Reldan Group
Goodwill
Impairment	0
Carrying value at end of the year	283
Other intangibles
Goodwill	R 283				R 148